Intangible assets and goodwill - Fair value of the assets acquired and liabilities assumed (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2022	Jan. 27, 2022	Dec. 31, 2021
Liabilities
Goodwill recognised at the acquisition date	$ 46,950,000				$ 1,473,000
Purchase consideration transferred	67,062,000
Lightmap LLC
Liabilities
Decrease in indirect tax liability	68,000	$ 810,000
Decrease Of Indemnification Asset Accrued	$ 68,000	$ 810,000
Cubic Games Studio Ltd
Assets
Property and equipment			$ 68,000
Intangible assets			17,664,000
Right-of-use assets			230,000
Indemnification asset			3,159,000
Trade and other receivables			2,668,000
Cash and cash equivalents			1,555,000
Prepaid tax			260,000
Assets recognised as of acquisition date			25,604,000
Liabilities
Lease liabilities			(230,000)
Trade and other payables			(2,160,000)
Provisions for non-income tax risks			(1,381,000)
Tax liability			(1,721,000)
Liabilities recognised as of acquisition date.			(5,492,000)
Total identifiable net assets at fair value			20,112,000
Goodwill recognised at the acquisition date			46,950,000
Purchase consideration transferred			67,062,000	$ 70,000,000
Expected value of the recognized tax risks			1,662,000
Indirect taxes liability			$ 1,497,000